Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 5,595	$ 20,825	$ 18,881
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	3,084	11,502	10,066
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,643	6,318	5,957
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	687	2,632	2,530
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 180	$ 373	$ 327